Stockholders' Equity (Deficit) - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 25, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 12, 2017
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000
Common stock, voting rights per share			one
Common stock, shares issued	19,977,113	20,254,217	19,977,113
Common stock, shares outstanding	19,977,113	20,019,048	19,977,113
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Conversion of stock, shares converted	1,321,756
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common Stock | Stock Purchase Agreement
Class Of Stock [Line Items]
Closing of business combination share consideration	10,687,106
Warrants
Class Of Stock [Line Items]
Business combination, share price		$ 11.50	$ 11.50		$ 11.50
Number of shares of common stock each holder receive			4		0.75
Warrant agreement date		Dec. 12, 2017	Dec. 12, 2017
Number of fractional shares issued upon exercise of warrants		0	0
Period after business combination when warrants become exercisable		30 days	30 days
Warrants exercisable expiration period after completion of business combination		5 years	5 years
Net cash settlement value of warrants		$ 0	$ 0
Redemption price per warrant		$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days	30 days
Minimum price per share required for redemption of warrants		$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days		20 days	20 days
Warrants redemption covenant, threshold consecutive trading days		30 days	30 days
Warrants or rights outstanding		11,154,938	11,154,938